SCHEDULE 1 - PARENT ONLY FINANCIAL INFORMATION - Summary Of Condensed Statements Of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows provided by (used in) operating activities
Net loss	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Adjustments to reconcile net loss to net cash provided by operating activities
Change in fair value of warrant liability	(3)	(120)	(106)	(27)	(2,898)	41	(2,424)	(133)	(2,383)	(253)	(5,281)	(254)	(5,267)
Cash provided by (used in) operating activities	1,912			(3,980)			(12,320)	10,691	(14,345)	20,527	(9,439)	16,356	(14,758)
Cash flows from investing activities
Cash flows (used in) provided by investing activities	(4,839)			(48,503)			(3,091)	(53,201)	(5,973)	(57,974)	(9,782)	(62,547)	(13,419)
Cash flows (used in) provided by financing activities
Settlement of preferred stock												0	(229,915)
Cash (used in) provided by financing activities	(1,324)			(1,550)			18,291	(2,454)	18,375	(3,599)	81,772	(4,694)	104,053
Effect of exchange rate change on cash and restricted	202			(26)			(67)	(575)	(82)	(2,014)	(188)	(451)	(226)
Change in Cash and Restricted cash	(4,049)			(54,059)			2,813	(45,539)	(2,025)	(43,060)	62,363	(51,336)	75,650
Cash and Restricted Cash, beginning of period	35,007	40,804	32,284	86,343	8,668	13,506	10,693	86,343	10,693	86,343	10,693	86,343	10,693
Cash and Restricted Cash, end of period	30,961	$ 43,283	$ 40,804	32,284	$ 73,056	$ 8,668	13,506	40,804	8,668	43,283	73,056	35,007	86,343
Non-cash investing and financing activities:
Fair value of KORE common stock issued pursuant to acquisition	0			23,295								23,295	0
Parent Company
Cash flows provided by (used in) operating activities
Net loss												(94,505)	(24,625)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in net loss of unconsolidated subsidiaries												94,759	29,892
Change in fair value of warrant liability												(254)	(5,267)
Cash provided by (used in) operating activities												0	0
Cash flows from investing activities
Distribution from subsidiary												0	5,947
Cash flows (used in) provided by investing activities												0	5,947
Cash flows (used in) provided by financing activities
Issuance of common stock, net of transaction costs												0	223,968
Settlement of preferred stock												0	(229,915)
Cash (used in) provided by financing activities												0	(5,947)
Effect of exchange rate change on cash and restricted												0	0
Change in Cash and Restricted cash												0	0
Cash and Restricted Cash, beginning of period	$ 0			$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	0	0
Cash and Restricted Cash, end of period												0	0
Non-cash investing and financing activities:
Fair value of KORE common stock issued pursuant to acquisition												23,295
Share-based payment awards issued to employees of subsidiaries												$ 10,296	$ 1,839